UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

                  Investment Company Act file number 811-2959

                           Scudder Tax Free Money Fund
                           ---------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Tax Free Money Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------------


                                                                                                 Principal
                                                                                                 Amount ($)      Value ($)
                                                                                                --------------------------------

Municipal Investments 100.0%
Alabama 0.4%
Jefferson County, AL, Sewer Revenue, Series A, 1.35%*, 2/1/2042 (a)                                 800,000             800,000

Arizona 0.8%
Phoenix, AZ, Industrial Development Authority, Multi-Family Housing Revenue,
Centertree Apartments Project, Series A, AMT, 1.39%*, 10/15/2030                                  1,780,000           1,780,000

Arkansas 1.1%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project,
AMT, 1.5%*, 5/1/2015 (b)                                                                          2,500,000           2,500,000

California 4.3%
California, General Obligation, Series C-1, 1.33%*, 5/1/2033 (b)                                    400,000             400,000
California, State Department Water Resources, Power Supply Revenue, 144A,
Series M5J, 1.37%*, 5/1/2012 (a)                                                                    500,000             500,000
California, State Economic Recovery Program:
Series C-15, 1.3%*, 7/1/2023 (a)                                                                  2,400,000           2,400,000
Series C-10, 1.32%*, 7/1/2023 (b)                                                                 1,000,000           1,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A,
3.0%, 6/30/2005                                                                                   2,900,000           2,933,059
Los Angeles, CA, State (REV) Lease, Regional Airports Improvement Corp.,
Los Angeles International Airport, Series A, 1.3%, 12/1/2025 (b)                                  2,400,000           2,400,000
                                                                                                             ------------------
                                                                                                                      9,633,059

Colorado 2.0%
Denver, CO, City & County Airport Revenue, 144A, Series PA-1186, AMT,
1.42%*, 5/15/2008 (a)                                                                             2,490,000           2,490,000
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project,
1.5%*, 7/1/2029 (b)                                                                               2,000,000           2,000,000
                                                                                                             ------------------
                                                                                                                      4,490,000

Delaware 1.2%
Delaware, Economic Development Authority, Winterthur Museum Project,
1.38%*, 9/1/2012 (b)                                                                              2,700,000           2,700,000

District of Columbia 0.0%
District of Columbia, General Obligation, Series D, 1.35%*, 6/1/2029 (a)                            100,000             100,000

Florida 12.0%
Alachua County, FL, Hospital & Healthcare Revenue, Health Facilities Authority,
Shands Teaching Hospital, Series A, 1.36%*, 12/1/2012 (b)                                         1,000,000           1,000,000
Charlotte County, FL, Florida Utilities Revenue, Series B, 1.33%*, 10/1/2021 (a)                    100,000             100,000
Florida, Board of Education, Lottery Revenue, 144A, Series PT-1952, 1.7%*, 1/1/2009 (a)           2,545,000           2,545,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1,
1.32%*, 10/15/2032                                                                                3,600,000           3,600,000
Indian River County, FL, District Hospital Revenue, 1.4%*, 10/1/2015 (b)                            300,000             300,000
Jacksonville, FL, Capital Project Revenue:
Series 1, 1.31%*, 10/1/2017 (a)                                                                     700,000             700,000
Series 2, 1.31%*, 10/1/2022 (a)                                                                   1,000,000           1,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver
Schools Project, 1.38%*, 9/1/2029 (b)                                                             2,090,000           2,090,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian
Retirement Project, 1.38%*, 11/1/2028 (b)                                                         5,385,000           5,385,000
Orlando, FL, Utilities Commission Water & Electric Revenue, 5.7%, 10/1/2004                       2,650,000           2,659,717
Orlando, FL, Utility Committee:
1.25%*, 9/2/2004                                                                                  2,400,000           2,400,000
1.25%*, 12/10/2004                                                                                4,800,000           4,800,000
                                                                                                             ------------------
                                                                                                                     26,579,717

Georgia 2.3%
Rockdale County, GA, Hospital Authority Revenue, Anticipate Certificate,
1.33%*, 10/1/2027 (b)                                                                             3,080,000           3,080,000
Willacoochie, GA, Development Authority, Pollution Control Revenue,
Langboard, Inc. Project, AMT, 1.38%*, 5/1/2021 (b)                                                1,960,000           1,960,000
                                                                                                             ------------------
                                                                                                                      5,040,000

Idaho 1.4%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT,
1.4%*, 4/1/2014 (b)                                                                               3,000,000           3,000,000

Illinois 8.7%
Chicago, IL, De La Salle Institution Project, 1.41%*, 4/1/2027 (b)                                1,810,000           1,810,000
Chicago, IL, General Obligation, Series B, 1.34%*, 1/1/2037 (a)                                   1,600,000           1,600,000
Illinois, Certificates of Participation, 2.0%, 10/22/2004                                         3,400,000           3,403,812
Illinois, Development Finance Authority, Industrial Development Revenue,
Katlaw Tretam & Co. Project, AMT, 1.42%*, 8/1/2027 (b)                                            1,700,000           1,700,000
Illinois, Development Finance Authority, Museum Contemporary Art Project,
1.35%*, 2/1/2029 (b)                                                                              2,000,000           2,000,000
Illinois, Development Finance Authority, Regional Organization Bank Project,
1.5%*, 12/1/2020 (b)                                                                              1,700,000           1,700,000
Illinois, Educational Facilities Authority, Elmhurst College, 1.35%*, 3/1/2033 (b)                1,700,000           1,700,000
Illinois, Sales Tax Revenue, Series R-4516, 1.38%*, 6/15/2023                                     4,505,000           4,505,000
Vernon Hills, IL, Industrial Development Revenue, Northwestern Tool & Die Project,
144A, AMT, 1.4%*, 4/1/2025 (b)                                                                      940,000             940,000
                                                                                                             ------------------
                                                                                                                     19,358,812

Indiana 7.0%
ABN Amro Munitops, Munitops Certificate Trust, 144A, Series 2003-32,
1.39%*, 1/15/2012 (a)                                                                             5,900,000           5,900,000
Crawfordsville, IN, Economic Development Revenue, Precision Plastics of Indiana,
AMT, 1.5%*, 6/1/2007 (b)                                                                            950,000             950,000
Indiana, Educational Facilities Authority Revenue, Bethel College Project,
1.32%*, 2/1/2034 (b)                                                                              4,375,000           4,375,000
Indiana, Health Facilities Financing Authority Revenue, Ascension Health Credit,
Series A-3, 1.05%*, 3/1/2005                                                                      2,000,000           2,000,000
Indiana, Transportation/Tolls Revenue, 144A, Series R-4528, 1.38%*, 6/1/2018 (a)                  2,300,000           2,300,000
                                                                                                             ------------------
                                                                                                                     15,525,000

Kentucky 2.6%
Kentucky, Economic Development Finance Authority, Health Facilities Revenue,
Easter Seal Society Project, 1.5%*, 11/1/2030 (b)                                                 1,225,000           1,225,000
Lexington-Fayette County, KY, Industrial Development Revenue, YMCA
Central Kentucky, Inc. Project, 1.5%*, 7/1/2019 (b)                                               1,490,000           1,490,000
Pendleton County, KY, Multi-County Lease Revenue, Kentucky Association
Counties Leasing Program, 1.21%*, 3/1/2019 (b)                                                    3,000,000           3,000,000
                                                                                                             ------------------
                                                                                                                      5,715,000

Maryland 2.8%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village,
1.35%*, 1/1/2034 (b)                                                                              6,100,000           6,100,000

Michigan 7.2%
ABN Amro Munitops, Certificate Trust, 144A, Series 2003-3, 1.38%*, 1/1/2011 (a)                   4,475,000           4,475,000
Detroit, MI, Water Supply Systems, 144A, Series B-24, 1.4%*, 7/1/2026 (a)                         4,500,000           4,500,000
Grand Valley, MI, State University Revenue, Series B, 1.33%*, 6/1/2027 (a)                        3,070,000           3,070,000
Michigan, Municipal Securities Trust Certificates, 144A, Series 9054,
1.41%*, 4/20/2011                                                                                 3,700,000           3,700,000
Oakland County, MI, Economic Development Corp., Acme Manufacturing Co. Project,
AMT, 1.47%*, 11/1/2023 (b)                                                                          100,000             100,000
                                                                                                             ------------------
                                                                                                                     15,845,000

Minnesota 1.8%
Elk River, MN, Independent School District No. 728, 144A, Series II-R, 1.42%*, 2/1/2015 (a)         200,000             200,000
Minnesota, MN, General Obligation , Public Highway Improvements, 144A, Series R-4065,
1.38%*, 8/1/2023 (a)                                                                              3,875,000           3,875,000
                                                                                                             ------------------
                                                                                                                      4,075,000

Missouri 0.9%
Missouri, Development Finance Board, Air Cargo Facilities Revenue, St. Louis Airport,
AMT, 1.39%*, 3/1/2030 (b)                                                                         2,000,000           2,000,000

Nebraska 4.5%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT:
Series D, 1.37%*, 9/1/2034                                                                        5,000,000           5,000,000
Series E, 1.37%*, 9/1/2034                                                                        5,000,000           5,000,000
                                                                                                             ------------------
                                                                                                                     10,000,000

New Hampshire 1.8%
New Hampshire, Business Finance Authority, Exempt Facilities Revenue,
Waste Management of NH, Inc. Project, AMT, 1.4%*, 9/1/2012 (b)                                    4,000,000           4,000,000

New Jersey 6.5%
Burlington County, NJ, Bond Anticipation Notes, Series B, 1.1%, 3/4/2005                          2,713,000           2,713,672
New Jersey, Economic Development Authority, Economic Development Revenue,
Foreign Trade Zone Project, 1.36%*, 12/1/2007 (b)                                                 2,005,000           2,005,000
New Jersey, State Floating Rate Trust Receipts, 144A, Series D, 1.25%*, 6/24/2005                 3,000,000           3,000,000
Rumson, NJ, Bond Anticipation Notes, 1.5%, 9/29/2004                                              2,152,907           2,153,383
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue,
E.I. Du Pont de Nemours and Co., 1.1%*, 3/1/2012                                                  4,600,000           4,600,000
                                                                                                             ------------------
                                                                                                                     14,472,055

New York 1.2%
New York, Metropolitan Transportation Authority, 144A, Series PA-1083,
1.35%*, 5/15/2010 (a)                                                                             1,550,000           1,550,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue,
Columbus Apartments, Series A, 1.32%*, 3/15/2025                                                  1,000,000           1,000,000
New York, NY, Transitional Finance Authority, NYC Recovery, Series 3-B, 1.4%*,
11/1/2022                                                                                           100,000             100,000
                                                                                                             ------------------
                                                                                                                      2,650,000

North Carolina 0.5%
North Carolina, Medical Care Community Health Care Facilities Revenue,
First Mortgage-Friends Homes, 1.3%*, 9/1/2033 (b)                                                 1,000,000           1,000,000

Ohio 0.9%
Ohio, Higher Educational Facilities Community Revenue, Pooled Program:
Series A, 1.45%*, 9/1/2020 (b)                                                                      730,000             730,000
Series B, 1.45%*, 9/1/2020 (b)                                                                    1,165,000           1,165,000
                                                                                                             ------------------
                                                                                                                      1,895,000

Pennsylvania 6.1%
Bucks County, PA, Tax & Revenue Anticipation Notes, Series A, 2.0%, 12/31/2004                    5,250,000           5,264,956
Dauphin County, PA, General Authority, Education & Health Loan Program,
1.37%*, 11/1/2017 (a)                                                                             4,600,000           4,600,000
Elizabethtown, PA, School Improvement Revenue, Area School District, Series A,
3.0%, 4/1/2005 (a)                                                                                  245,000             247,321
Pennsylvania, General Obligations, 144A, Series A-15, 1.4%*, 1/1/2017 (a)                         1,645,000           1,645,000
Pennsylvania, Higher Educational Facilities Authority Revenue, University of
Pennsylvania Health Services, Series B, 1.32%*, 1/1/2026 (b)                                        275,000             275,000
Pennsylvania, State Public School Building Authority Revenue, Parkland School
District, Series D, 1.37%*, 3/1/2019 (a)                                                          1,265,000           1,265,000
Pennsylvania, State Public School Building Authority, College Revenue,
Northampton Community College, 2.0%, 3/1/2005 (a)                                                   325,000             326,437
                                                                                                             ------------------
                                                                                                                     13,623,714

South Carolina 0.8%
Marlboro County, SC, Industrial Development Revenue, Reliance Trading Corp.
Project, AMT, 1.42%*, 5/1/2017 (b)                                                                1,775,000           1,775,000

Tennessee 2.7%
Memphis, TN, General Obligation, 1.18%*, 10/8/2004                                                3,000,000           3,000,000
Shelby County, TN, Health Educational Authority, 1.13%*, 9/29/2004                                3,000,000           3,000,000
                                                                                                             ------------------
                                                                                                                      6,000,000

Texas 9.1%
Brazos River, TX, Pollution Control Revenue, Series D-1, AMT, 1.4%*, 5/1/2033 (b)                 2,500,000           2,500,000
Houston, TX, Utility Systems Revenue, 1.2%*, 10/20/2004                                           2,000,000           2,000,000
San Antonio, TX, Electric & Gas Revenue, 144A, Series PT-1706, 1.37%*, 8/1/2012                   1,310,000           1,310,000
Texas, State Floating Rate Trust Receipts, 144A, Series D, 1.37%*, 8/31/2005                      2,000,000           2,000,000
Texas, University of Texas, 1.26%*, 10/12/2004                                                    7,500,000           7,500,000
Texas, TX, Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005                                      3,000,000           3,041,197
Waco, TX, Industrial Development Corp., Economic Development Revenue,
Patriots Home of Texas Project, AMT, 1.55%*, 6/1/2014 (b)                                         1,800,000           1,800,000
                                                                                                             ------------------
                                                                                                                     20,151,197

Utah 0.6%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series C,
1.35%*, 5/15/2036                                                                                 1,400,000           1,400,000

Virginia 0.5%
Loudoun County, VA, Industrial Development Authority, Howard Hughes Medical,
144A, Series D, 1.3%*, 2/15/2038                                                                  1,050,000           1,050,000

Washington 5.9%
Northwest Washington, Electric Revenue, 144A, Floater-PT-778, 1.36%*, 1/1/2011 (a)                2,000,000           2,000,000
Washington, General Obligation, 144A, Series C-12, 1.4%*, 1/1/2027 (a)                            8,870,000           8,870,000
Washington, Health Care Facilities Authority Revenue, Providence Services,
Series A, 1.35%*, 12/1/2030 (a)                                                                   2,150,000           2,150,000
                                                                                                             ------------------
                                                                                                                     13,020,000

West Virginia 0.4%
Randolph County, WV, Industrial Development Revenue, Allegheny Wood Products
Project, AMT, 1.55%*, 12/1/2007 (b)                                                                 825,000             825,000

Wisconsin 2.0%
Wisconsin, Transportation Authority Revenue, 1.1%*, 9/13/2004                                     4,500,000           4,500,000

                                                                                                             ------------------

Total Investment Portfolio  (Cost $221,603,554)                                                                     221,603,554



* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of August 31, 2004.

(a)  Bond insured by one of these companies:
                                                                                 As a % of total
                                                                                      investment
Insurance coverage                                                                     portfolio
------------------------------------------------------------------------------------------------
AMBAC    AMBAC Assurance Corp.                                                              4.1
------------------------------------------------------------------------------------------------
FGIC     Financial Guaranty Insurance Company                                               7.1
------------------------------------------------------------------------------------------------
FSA      Financial Security Assurance                                                       3.9
------------------------------------------------------------------------------------------------
MBIA     Municipal Bond Investors Assurance                                                 9.9
------------------------------------------------------------------------------------------------

(b)  Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Tax Free Money Fund


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Tax Free Money Fund


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004